FVM - Movements of level 3 instruments - Assets (Detail) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2019		Jun. 30, 2018	Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	$ 340,999
Transfers into Level 3		800
Transfers out of Level 3		(1,200)
Balance at the end of period	[1]	359,543
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	7,800
Balance at the end of period	[1]	7,098
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				$ 2,000
Reclassifications and remeasurements upon adoption of IFRS 9					$ 400
Balance at the beginning of the period		2,000	[2]	2,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(200)		(300)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(200)
Purchases		700		1,100
Sales		(3,000)		(4,900)
Issuances		2,100		4,300
Settlements		0		0
Transfers into Level 3		300		800
Transfers out of Level 3		(300)		(100)
Foreign currency translation		0		0
Balance at the end of period		1,600	[2]	3,300
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		700	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		300		400
Sales		(500)		(800)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		700
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period		500	[2]	600
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				500
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		700	[2]	900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		100		300
Sales		(2,100)		(3,700)
Issuances		2,100		4,300
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		700	[2]	1,700
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		400	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		0		100
Sales		(200)		(100)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		100
Transfers out of Level 3		(200)		0
Foreign currency translation		0		0
Balance at the end of period		200	[2]	500
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				400
Balance at the beginning of the period		200	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		(100)
Purchases		200		300
Sales		(200)		(300)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		100		100
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		300	[2]	300
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				1,500
Reclassifications and remeasurements upon adoption of IFRS 9					3,000
Balance at the beginning of the period		4,400	[2]	4,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	300		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		300		100
Purchases		300		1,100
Sales		(400)		(900)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		200		100
Transfers out of Level 3		(900)		(100)
Foreign currency translation		0		100
Balance at the end of period		3,900	[2]	4,800
Level 3 | Financial assets at fair value not held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				800
Reclassifications and remeasurements upon adoption of IFRS 9					600
Balance at the beginning of the period		1,800	[2]	1,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	200		(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		200		(100)
Purchases		100		1,000
Sales		(100)		(400)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		200		100
Transfers out of Level 3		(900)		0
Foreign currency translation		0		0
Balance at the end of period		1,300	[2]	1,900
Level 3 | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9					1,900
Balance at the beginning of the period		1,700	[2]	1,900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		100
Purchases		0		0
Sales		(100)		(200)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		100
Balance at the end of period		1,600	[2]	1,800
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period		500	[2]	400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	100		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		100		100
Purchases		0		0
Sales		(200)		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		500	[2]	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				700
Reclassifications and remeasurements upon adoption of IFRS 9					100
Balance at the beginning of the period		500	[2]	800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		100		0
Sales		0		(300)
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		(100)
Foreign currency translation		0		0
Balance at the end of period		600	[2]	600
Level 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				500
Reclassifications and remeasurements upon adoption of IFRS 9					$ (500)
Level 3 | Derivative financial instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				1,600
Balance at the beginning of the period		1,400	[2]	1,600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(200)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		100
Purchases		0		0
Sales		0		0
Issuances		600		400
Settlements		(500)		(600)
Transfers into Level 3		300		100
Transfers out of Level 3		(100)		0
Foreign currency translation		0		0
Balance at the end of period		1,500	[2]	1,500
Level 3 | Derivative financial instruments | Interest rate contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				100
Balance at the beginning of the period		400	[2]	100
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(100)		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		(100)		100
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		0		0
Transfers into Level 3		100		0
Transfers out of Level 3		0		100
Foreign currency translation		0		0
Balance at the end of period		600	[2]	200
Level 3 | Derivative financial instruments | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				600
Balance at the beginning of the period		500	[2]	600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		(100)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		100		0
Settlements		(200)		(100)
Transfers into Level 3		100		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		500	[2]	500
Level 3 | Derivative financial instruments | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				700
Balance at the beginning of the period		500	[2]	700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	(200)		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		400		400
Settlements		(300)		(500)
Transfers into Level 3		100		100
Transfers out of Level 3		(100)		(100)
Foreign currency translation		0		0
Balance at the end of period		400	[2]	600
Level 3 | Derivative financial instruments | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption				200
Balance at the beginning of the period		0	[2]	200
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[3]	0		0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period		0		0
Purchases		0		0
Sales		0		0
Issuances		0		0
Settlements		0		0
Transfers into Level 3		0		0
Transfers out of Level 3		0		0
Foreign currency translation		0		0
Balance at the end of period		$ 0	[2]	$ 200

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in this table. The fair value of these derivatives was not material for the periods presented

[2]
Total Level 3 assets as of 30 June 2019 were USD 7.1 billion (31 December 2018: USD 7.8 billion). Total Level 3 liabilities as of 30 June 2019 were USD 14.1 billion (31 December 2018: USD 14.3 billion).

[3]	Net gains / losses included in comprehensive income are comprised of Net interest income, Other net income from financial instruments measured at fair value through profit or loss and Other income